Trading Properties (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Beginning	$ 10,773	$ 12,556
Additions	805	3,486
Desconsolidation	(7,690)	(233)
Currency translation adjustment	(694)	1,316
Transfers	0	323
Disposals	(1,436)	(6,675)
Ending	1,758	10,773
Properties Under Development [Member]
Statement [Line Items]
Beginning	1,246	3,596
Additions	408	2,604
Desconsolidation	(142)	(233)
Currency translation adjustment	(126)	47
Transfers	(194)	(1,486)
Disposals	(390)	(3,282)
Ending	802	1,246
Completed Properties [Member]
Statement [Line Items]
Beginning	3,040	4,033
Additions	0	36
Desconsolidation	(2,128)	0
Currency translation adjustment	(195)	452
Transfers	194	1,859
Disposals	(790)	(3,340)
Ending	121	3,040
Undeveloped Sites [Member]
Statement [Line Items]
Beginning	6,487	4,927
Additions	397	846
Desconsolidation	(5,420)	0
Currency translation adjustment	(373)	817
Transfers	0	(50)
Disposals	(256)	(53)
Ending	$ 835	$ 6,487